Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000161548
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 20,431	$ 19,745	$ 19,006	$ 19,420	$ 18,737	$ 17,825	$ 17,108	$ 17,315	$ 16,985	$ 16,235	$ 16,784	$ 16,648	$ 17,525	$ 17,373	$ 16,871	$ 16,402	$ 16,544	$ 15,781	$ 16,391	$ 15,900	$ 15,366	$ 15,492	$ 14,673	$ 13,361	$ 13,838	$ 14,395	$ 15,064	$ 14,705	$ 14,084	$ 14,480	$ 14,175	$ 13,731	$ 14,175	$ 12,943	$ 13,310	$ 11,764	$ 11,154	$ 12,421	$ 13,247	$ 12,521	$ 13,815	$ 13,678	$ 14,688	$ 14,725	$ 15,261	$ 16,060	$ 15,327	$ 15,947	$ 15,384	$ 16,050	$ 15,741	$ 15,632	$ 15,761	$ 15,224	$ 14,749	$ 14,408	$ 14,129	$ 14,305	$ 13,573	$ 11,888	$ 12,334	$ 12,513	$ 11,965	$ 11,529	$ 11,074	$ 10,515	$ 9,798	$ 11,396	$ 12,185	$ 12,436	$ 12,052	$ 11,911	$ 11,493	$ 11,160	$ 11,326	$ 11,513	$ 10,848	$ 11,437	$ 11,044	$ 10,979	$ 10,717	$ 10,021	$ 10,616	$ 10,515	$ 11,454	$ 11,425	$ 11,558	$ 11,237	$ 11,439	$ 11,657	$ 11,543	$ 11,602	$ 12,210	$ 11,647	$ 11,564	$ 11,481	$ 11,266	$ 11,022	$ 11,022	$ 10,749	$ 10,691	$ 10,306	$ 10,072	$ 9,760	$ 9,653	$ 9,326	$ 9,101	$ 9,296	$ 9,549	$ 9,478	$ 9,392	$ 9,001	$ 9,311	$ 9,349	$ 9,149	$ 8,572	$ 8,824	$ 9,315	$ 9,530
C000161551
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,206,157			2,094,897			1,844,414			1,749,218			1,887,184			1,765,150			1,762,837			1,665,094			1,486,317			1,578,149			1,520,328			1,387,682			1,195,242			1,340,963			1,571,780			1,717,500			1,644,425			1,669,497			1,574,113			1,526,148			1,314,807			1,228,696			1,043,557			1,323,418			1,222,486			1,223,544			1,173,312			1,063,859			1,215,205			1,190,870			1,222,454			1,232,292			1,190,863			1,135,688			1,063,143			983,445			1,005,597			947,004			962,028			978,554
C000211122
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,049,339	10,673,166	10,270,123	10,491,050	10,120,848	9,625,255	9,237,140	9,347,603	9,165,488	8,759,460	9,052,498	8,980,008	9,446,841	9,365,653	9,093,092	8,835,029	8,910,418	8,498,677	8,826,330	8,559,569	8,269,610	8,333,401	7,893,259	7,186,019	7,441,648	7,739,882	8,094,922	7,898,940	7,563,782	7,776,806	7,609,227	7,370,640	7,606,386	6,944,591	7,141,290	6,308,835	5,980,308	6,659,636	7,099,528	6,709,750	7,397,430	7,325,042	7,865,163	7,881,868	8,168,633	8,591,821	8,198,381	8,528,390	8,225,655	8,580,209	8,413,841	8,351,112	8,419,296	8,130,198	7,873,828	7,691,096	7,538,365	7,633,822	7,240,979	6,339,222	6,576,101	6,667,623	6,374,215	6,142,719	5,900,456	5,598,973	5,219,427	6,067,348	6,484,580	6,619,170	6,411,180	6,334,510	6,112,432	5,932,655	6,019,900	6,117,720	5,760,809	6,075,419	5,866,560	5,829,547	5,689,427	5,319,297	5,633,907	5,578,968	6,076,027	6,057,905	6,125,215	5,954,351	6,060,494	6,171,814	6,112,271	6,140,748	6,461,765	6,161,459	6,115,242	6,069,263	5,954,315	5,824,040	5,821,486	5,678,439	5,645,232	5,440,880	5,315,714	5,149,678	5,088,372	4,917,227	4,795,117	4,897,780	5,027,987	4,990,427	4,945,356	4,735,022	4,897,780	4,915,308	4,810,141	4,507,160	4,634,863	4,892,772	5,002,500
C000014080
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 36,846	35,766	35,063	34,372	32,740	30,782	30,908	33,045	33,802	32,859	33,823	31,725	32,019	31,320	30,686	30,255	29,235	27,947	29,202	28,313	26,915	26,536	25,172	22,870	23,532	24,860	25,314	24,530	22,942	22,728	22,592	21,937	22,417	20,906	22,320	21,112	19,596	21,562	22,519	20,508	22,294	22,410	24,850	24,202	24,914	26,751	25,824	26,110	24,385	25,620	24,862	24,257	23,614	23,614	22,424	21,749	21,195	21,348	20,449	18,390	18,794	19,432	18,061	17,000	16,558	15,660	13,860	15,698	17,025	16,968	16,510	15,859	15,509	15,265	15,590	15,271	14,252	15,221	14,621	14,408	13,883	12,813	14,095	13,732	14,865	14,823	14,226	13,666	13,629	13,340	13,370	13,684	14,136	13,400	13,294	12,904	12,633	12,379	12,356	12,149	12,090	11,937	11,819	11,795	11,353	11,099	10,915	10,498	10,732	10,721	10,681	10,247	10,316	10,139	10,093	9,454	9,465	10,059	10,307	$ 10,286	$ 10,000
C000014082
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 36,416	34,850	34,183	33,531	31,955	30,060	30,205	32,316	33,073	32,170	33,129	31,101	31,403	30,736	30,138	29,732	28,749	27,498	28,749	27,897	26,535	26,178	24,846	22,588	23,260	24,585	25,052	24,290	22,732	22,533	22,409	21,771	22,265	20,776	22,191	21,012	19,511	21,478	22,445	20,457	22,253	22,383	24,838	24,200	24,934	26,785	25,876	26,184	24,461	25,719	24,974	24,379	23,750	23,764	22,581	21,911	21,371	21,535	20,640	18,578	19,001	19,650	18,277	17,212	16,774	15,880	14,063	15,934	17,293	17,246	16,789	16,135	15,795	15,550	15,897	15,584	14,550	15,550	14,944	14,740	14,209	13,121	14,441	14,081	15,253	15,220	14,614	14,048	14,022	13,732	13,771	14,101	14,575	13,824	13,721	13,332	13,060	12,808	12,788	12,587	12,529	12,374	12,263	12,244	11,797	11,538	11,354	10,931	11,178	11,178	11,140	10,692	10,767	10,591	10,553	9,890	9,909	10,534	10,801	10,784	10,000
C000014083
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 3,978,380			3,709,213			3,333,632			3,541,593			3,448,243			3,256,788			3,141,231			2,852,681			2,528,616			2,634,201			2,424,385			2,241,643			2,099,838			2,196,198			2,659,929			2,861,347			2,606,867			2,591,637			2,394,318			2,277,780			2,004,238			1,811,422			1,476,290			1,806,176			1,650,251			1,623,675			1,553,025			1,359,869			1,576,490			1,448,700			1,415,661			1,417,532			1,335,317			1,282,975			1,246,458			1,169,771			1,129,993			1,078,363			1,061,349			1,056,655			1,000,000
C000195939
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 19,947,900	19,361,299	18,973,724	18,596,624	17,706,249	16,644,782	16,711,123	17,859,882	18,264,916	17,751,640	18,265,357	17,129,776	17,284,160	16,903,346	16,556,839	16,320,117	15,764,334	15,067,890	15,740,319	15,256,582	14,501,815	14,292,539	13,554,344	12,312,258	12,665,200	13,374,479	13,618,823	13,191,220	12,336,014	12,217,235	12,139,181	11,786,238	12,040,764	11,226,282	11,981,934	11,331,726	10,513,938	11,566,337	12,075,778	10,993,215	11,948,418	12,008,747	13,315,867	12,963,950	13,342,679	14,321,344	13,823,396	13,972,570	13,047,695	13,704,058	13,293,002	12,968,136	12,620,065	12,616,750	11,976,962	11,612,316	11,317,284	11,393,528	10,910,290	9,814,009	10,027,357	10,362,150	9,626,919	9,059,085	8,822,762	8,343,549	7,381,842	8,356,678	9,062,368	9,029,545	8,781,421	8,434,444	8,249,606	8,113,410	8,285,277	8,116,653	7,571,868	8,084,225	7,763,191	7,649,694	7,370,816	6,796,846	7,474,584	7,280,600	7,879,006	7,857,189	7,536,169	7,240,083	7,218,266	7,062,432	7,074,898	7,240,083	7,476,952	7,084,248	7,026,541	6,819,609	6,676,583	6,539,643	6,527,471	6,414,875	6,381,401	6,299,237	6,232,289	6,220,116	5,985,797	5,848,857	5,752,641	5,532,626	5,649,967	5,647,034	5,623,566	5,391,817	5,427,019	5,330,213	5,306,745	4,969,390	4,972,323	5,283,277	5,411,893	5,400,982	5,000,000
C000154981
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 44,842	43,392	42,913	41,758	39,639	36,951	36,772	39,675	40,944	40,136	40,645	38,193	38,581	37,663	36,940	36,846	35,094	33,371	34,835	34,065	32,142	31,501	30,035	27,135	27,815	29,537	29,813	28,992	27,100	26,221	26,057	24,492	24,955	23,104	24,875	23,649	22,300	24,566	25,892	23,234	25,238	25,623	28,935	27,971	28,923	31,656	30,815	30,884	28,542	30,132	29,162	28,214	26,791	27,135	25,619	25,258	25,016	25,166	24,006	21,792	22,464	23,419	21,464	20,018	19,239	18,024	15,759	17,431	18,640	18,199	17,664	16,924	16,501	16,484	16,635	16,284	15,165	16,234	15,627	15,193	14,548	13,479	14,681	14,386	15,789	15,678	14,847	14,318	14,191	13,614	13,651	14,016	14,355	13,428	13,359	13,028	12,628	12,473	12,317	12,068	12,047	11,778	11,492	11,378	10,958	10,575	10,484	10,304	10,633	10,623	10,648	10,139	10,278	10,062	10,129	9,501	9,521	10,165	10,372	10,347	10,000
C000154983
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 4,844,697			4,507,914			3,967,271			4,327,699			4,157,048			3,967,180			3,749,113			3,387,549			2,989,895			3,113,928			2,797,300			2,478,802			2,390,865			2,489,477			3,097,891			3,387,524			3,051,893			3,015,380			2,736,054			2,686,153			2,395,561			2,133,770			1,678,327			1,937,129			1,755,917			1,731,235			1,660,717			1,431,531			1,675,124			1,517,767			1,445,785			1,420,675			1,335,266			1,274,646			1,212,935			1,115,179			1,120,163			1,067,233			1,065,073			1,067,773			1,000,000
C000235281
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 24,246,435	23,451,365	23,188,478	22,560,117	21,409,188	19,950,491	19,851,107	21,412,394	22,092,051	21,652,839	21,921,373	20,592,709	20,796,878	20,297,451	19,901,679	19,848,281	18,902,826	17,969,934	18,752,055	18,334,296	17,294,609	16,945,953	16,152,744	14,592,092	14,954,164	15,871,827	16,018,528	15,575,303	14,554,637	14,080,199	13,986,560	13,146,929	13,390,391	12,394,695	13,340,469	12,679,958	11,954,326	13,166,814	13,873,840	12,447,383	13,517,226	13,721,891	15,486,356	14,971,591	15,477,053	16,937,620	16,485,699	16,516,126	15,259,465	16,108,396	15,585,040	15,076,899	14,313,165	14,492,688	13,680,270	13,482,490	13,354,694	13,430,763	12,808,599	11,622,175	11,977,803	12,485,844	11,439,878	10,668,852	10,250,465	9,601,967	8,391,635	9,282,200	9,921,733	9,685,644	9,402,500	9,005,832	8,779,585	8,767,832	8,847,165	8,656,177	8,059,706	8,626,794	8,303,583	8,068,521	7,724,742	7,157,653	7,792,322	7,633,475	8,375,618	8,314,238	7,870,626	7,588,835	7,516,294	7,209,393	7,228,923	7,418,644	7,597,205	7,103,372	7,066,806	6,886,586	6,676,329	6,591,681	6,507,032	6,373,232	6,359,579	6,214,857	6,064,674	6,001,870	5,780,691	5,575,896	5,527,900	5,430,683	5,600,813	5,592,712	5,606,214	5,336,166	5,409,079	5,292,958	5,325,364	4,993,204	5,004,005	5,338,866	5,449,650	5,433,495	5,000,000
C000154985
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 25,724	25,314	24,299	24,414	23,493	22,579	23,155	24,169	24,105	22,924	24,673	23,022	23,219	22,784	22,213	21,057	21,316	20,670	21,730	20,629	19,997	20,045	18,742	17,260	17,947	18,708	19,449	18,688	17,467	18,261	18,188	18,922	19,442	18,301	19,259	18,092	16,296	17,882	18,322	17,240	18,852	18,623	19,901	19,692	20,052	20,767	19,682	20,299	19,342	20,117	19,619	19,506	19,865	19,430	18,656	17,598	16,610	16,742	16,143	14,223	14,248	14,434	13,796	13,238	13,164	12,656	11,386	13,517	14,979	15,394	15,031	14,460	14,199	13,658	14,253	13,986	13,093	13,998	13,348	13,470	13,063	11,927	13,355	12,921	13,761	13,831	13,510	12,956	13,038	13,043	13,049	13,312	13,836	13,306	13,158	12,704	12,589	12,218	12,360	12,201	12,097	12,059	12,097	12,163	11,704	11,600	11,328	10,657	10,786	10,776	10,663	10,309	10,309	10,169	10,024	9,370	9,386	9,933	10,219	10,208	10,000
C000154987
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,777,098			2,633,814			2,496,692			2,470,501			2,500,344			2,266,504			2,337,673			2,154,668			1,927,834			2,006,797			1,952,021			1,961,981			1,746,097			1,845,814			2,130,322			2,220,974			2,066,993			2,084,374			1,992,122			1,786,224			1,519,485			1,410,575			1,212,438			1,638,235			1,510,048			1,486,945			1,418,278			1,266,182			1,459,497			1,373,427			1,382,034			1,407,855			1,330,773			1,288,179			1,276,092			1,222,562			1,135,983			1,084,757			1,053,796			1,043,100			1,000,000
C000235282
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,910,775	13,686,594	13,133,874	13,191,851	12,693,244	12,194,636	12,499,985	13,048,840	13,010,188	12,368,569	13,313,048	12,417,503	12,519,435	12,279,167	11,969,730	11,343,576	11,481,913	11,132,432	11,700,338	11,103,308	10,761,108	10,782,950	10,080,862	9,282,660	9,646,127	10,052,355	10,451,456	10,038,102	9,382,436	9,806,480	9,763,720	10,152,130	10,430,076	9,813,607	10,327,353	9,699,763	8,733,970	9,584,704	9,814,821	9,232,556	10,093,750	9,968,232	10,651,609	10,536,550	10,728,314	11,104,868	10,522,145	10,853,051	10,334,966	10,749,434	10,482,035	10,421,871	10,609,050	10,371,733	9,960,608	9,392,385	8,864,272	8,931,122	8,611,068	7,584,301	7,597,423	7,695,835	7,351,392	7,052,875	7,013,510	6,737,956	6,062,192	7,193,932	7,974,669	8,191,176	7,999,470	7,691,428	7,550,242	7,264,661	7,579,121	7,434,726	6,956,619	7,434,726	7,091,388	7,152,354	6,937,366	6,330,908	7,088,179	6,854,839	7,297,483	7,331,296	7,159,157	6,867,134	6,907,095	6,907,095	6,910,169	7,045,422	7,319,000	7,039,274	6,958,931	6,717,181	6,653,866	6,455,286	6,527,235	6,440,896	6,386,215	6,363,191	6,380,459	6,412,116	6,170,367	6,112,808	5,969,821	5,615,178	5,679,915	5,674,286	5,612,364	5,423,784	5,420,969	5,347,789	5,268,980	4,922,781	4,931,224	5,215,502	5,366,536	5,358,142	5,000,000
C000161544
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 24,960	24,749	24,181	23,798	23,066	21,844	22,182	23,454	24,181	23,190	24,898	23,067	23,385	22,866	22,481	21,381	21,549	21,013	22,375	21,510	20,343	20,661	19,055	17,289	18,363	19,409	20,201	19,559	18,036	18,523	18,756	19,082	19,525	17,970	18,944	17,851	16,450	18,043	18,664	16,994	18,653	18,708	20,422	20,218	20,433	22,267	21,424	22,055	20,868	21,842	21,269	20,997	20,836	20,772	19,820	19,382	18,441	18,414	17,533	15,467	15,217	15,415	14,836	14,038	13,746	12,718	11,164	13,480	14,706	14,888	14,626	13,954	13,759	13,517	14,118	13,887	12,901	13,846	13,250	13,286	12,639	11,392	12,737	12,396	13,616	13,691	13,141	12,791	12,741	12,521	12,631	12,716	13,181	12,586	12,475	12,086	11,886	11,541	11,668	11,556	11,478	11,381	11,283	11,269	10,919	10,602	10,503	9,867	10,149	10,106	10,073	9,648	9,686	9,523	9,418	8,740	8,606	9,242	9,496
C000161547
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,695,148			2,567,752			2,391,681			2,499,247			2,518,194			2,301,211			2,406,433			2,220,957			1,973,346			2,100,393			2,012,754			1,927,468			1,763,185			1,820,269			2,186,070			2,381,786			2,230,906			2,242,797			2,115,963			1,964,783			1,622,588			1,495,737			1,188,537			1,584,533			1,462,943			1,476,474			1,407,197			1,209,107			1,444,171			1,355,259			1,337,371			1,331,584			1,256,274			1,219,956			1,190,800			1,117,654			1,069,128			1,015,446			989,859			970,795
C000235283
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,493,687	13,376,167	13,065,794	12,854,861	12,457,101	11,794,169	11,971,955	12,655,981	13,044,701	12,508,328	13,427,971	12,435,844	12,602,688	12,319,649	12,111,094	11,515,222	11,604,603	11,312,626	12,042,569	11,571,830	10,943,185	11,110,030	10,243,330	9,294,710	9,869,185	10,428,930	10,853,157	10,505,526	9,683,585	9,942,835	10,066,568	10,240,384	10,473,120	9,639,395	10,158,558	9,570,247	8,818,840	9,666,357	9,998,374	9,101,345	9,986,724	10,015,848	10,927,439	10,816,767	10,930,352	11,908,928	11,457,458	11,791,528	11,154,530	11,669,790	11,361,200	11,213,983	11,126,219	11,092,246	10,579,817	10,344,836	9,840,900	9,823,914	9,351,115	8,248,064	8,112,940	8,214,972	7,908,876	7,478,686	7,324,259	6,772,733	5,942,687	7,175,347	7,828,904	7,922,664	7,780,175	7,422,963	7,314,717	7,187,528	7,504,148	7,382,371	6,854,672	7,355,310	7,035,984	7,054,927	6,711,246	6,045,534	6,757,251	6,573,741	7,220,856	7,260,314	6,965,693	6,776,293	6,749,988	6,628,983	6,686,855	6,728,943	6,973,584	6,657,919	6,595,949	6,388,786	6,281,369	6,097,225	6,163,721	6,099,782	6,058,861	6,005,152	5,954,001	5,941,213	5,757,069	5,588,270	5,533,781	5,197,640	5,345,642	5,320,557	5,300,489	5,077,231	5,094,791	5,006,993	4,949,297	4,593,088	4,522,850	4,853,974	4,987,500
EATON VANCE Index: MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Account Value	$ 20,862	20,428	19,566	19,806	19,352	18,482	17,676	17,779	17,472	16,644	17,103	17,063	17,979	17,782	17,208	16,685	16,966	16,341	16,786	16,238	15,966	15,897	15,073	13,778	14,386	14,887	15,487	15,001	14,320	14,973	14,560	14,243	14,584	13,479	13,545	12,241	11,601	12,785	13,411	12,776	14,103	13,987	14,970	14,798	15,032	15,726	14,966	15,701	15,247	15,698	15,450	15,348	15,506	14,985	14,528	14,167	13,815	13,964	13,356	11,579	12,053	12,403	11,794	11,488	11,108	10,655	9,960	11,598	12,728	12,979	12,578	12,423	12,034	11,705	12,000	12,147	11,465	12,035	11,703	11,644	11,352	10,596	11,173	11,183	12,149	12,055	12,287	11,992	12,125	12,360	12,082	12,295	12,908	12,334	12,116	11,995	11,833	11,534	11,537	11,203	11,193	10,832	10,606	10,343	10,225	9,930	9,616	9,773	9,966	9,846	9,837	9,376	9,670	9,781	9,476	8,873	8,999	9,664	9,841
EATON VANCE Index: MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Account Value	$ 2,086,211			1,980,564			1,767,647			1,664,424			1,797,937			1,668,489			1,678,604			1,589,712			1,438,553			1,500,108			1,455,983			1,347,899			1,160,140			1,277,619			1,497,015			1,572,644			1,524,715			1,534,835			1,452,807			1,396,362			1,205,329			1,148,805			995,999			1,297,899			1,203,365			1,214,666			1,170,302			1,059,589			1,214,888			1,199,226			1,208,232			1,233,371			1,183,307			1,120,319			1,060,604			992,997			996,624			937,606			947,582			966,436
EATON VANCE Index: MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Account Value	$ 10,431,056	10,213,955	9,783,116	9,902,821	9,675,930	9,240,836	8,838,233	8,889,427	8,735,993	8,322,118	8,551,705	8,531,310	8,989,684	8,891,232	8,604,175	8,342,443	8,483,076	8,170,565	8,393,022	8,119,076	7,982,791	7,948,562	7,536,585	6,889,162	7,192,765	7,443,724	7,743,256	7,500,542	7,160,140	7,486,625	7,279,915	7,121,643	7,291,862	6,739,494	6,772,327	6,120,442	5,800,700	6,392,441	6,705,704	6,388,094	7,051,600	6,993,537	7,485,076	7,399,215	7,516,167	7,863,219	7,483,098	7,850,447	7,623,573	7,849,092	7,725,106	7,674,175	7,752,945	7,492,540	7,264,036	7,083,388	6,907,382	6,981,812	6,678,072	5,789,738	6,026,647	6,201,257	5,896,976	5,744,026	5,553,869	5,327,276	4,979,993	5,798,952	6,363,902	6,489,494	6,288,935	6,211,377	6,016,824	5,852,614	6,000,076	6,073,328	5,732,650	6,017,250	5,851,511	5,821,855	5,675,996	5,297,944	5,586,697	5,591,739	6,074,442	6,027,289	6,143,458	5,996,132	6,062,657	6,179,863	6,041,159	6,147,570	6,454,175	6,166,853	6,058,000	5,997,344	5,916,534	5,766,980	5,768,321	5,601,593	5,596,319	5,415,763	5,303,019	5,171,732	5,112,743	4,964,987	4,807,949	4,886,265	4,983,118	4,923,185	4,918,642	4,688,029	4,834,979	4,890,251	4,737,910	4,436,698	4,499,546	4,832,180	4,920,429
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 40,586	39,226	38,417	37,582	35,771	33,624	33,826	35,904	36,543	35,415	36,431	34,228	34,468	33,747	32,965	32,493	31,452	30,037	31,372	30,398	28,840	28,444	27,105	24,790	25,404	26,657	27,132	26,230	24,570	24,456	24,157	23,416	23,987	22,480	23,868	22,643	20,962	23,099	24,021	21,975	23,983	24,020	26,370	25,509	26,229	27,796	26,714	27,078	25,321	26,540	25,793	25,268	24,651	24,534	23,281	22,432	21,800	21,981	21,090	18,868	19,334	20,068	18,695	17,661	17,279	16,413	14,497	16,705	18,191	18,172	17,662	17,019	16,665	16,382	16,687	16,432	15,354	16,399	15,763	15,493	14,985	13,827	15,212	14,909	16,044	15,983	15,451	14,936	14,840	14,470	14,421	14,756	15,319	14,521	14,361	13,936	13,624	13,340	13,298	13,040	12,949	12,786	12,653	12,645	12,173	11,933	11,713	11,269	11,493	11,484	11,469	11,048	11,023	10,833	10,775	10,073	10,076	10,650	10,845	10,809	10,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 40,586	39,226	38,417	37,582	35,771	33,624	33,826	35,904	36,543	35,415	36,431	34,228	34,468	33,747	32,965	32,493	31,452	30,037	31,372	30,398	28,840	28,444	27,105	24,790	25,404	26,657	27,132	26,230	24,570	24,456	24,157	23,416	23,987	22,480	23,868	22,643	20,962	23,099	24,021	21,975	23,983	24,020	26,370	25,509	26,229	27,796	26,714	27,078	25,321	26,540	25,793	25,268	24,651	24,534	23,281	22,432	21,800	21,981	21,090	18,868	19,334	20,068	18,695	17,661	17,279	16,413	14,497	16,705	18,191	18,172	17,662	17,019	16,665	16,382	16,687	16,432	15,354	16,399	15,763	15,493	14,985	13,827	15,212	14,909	16,044	15,983	15,451	14,936	14,840	14,470	14,421	14,756	15,319	14,521	14,361	13,936	13,624	13,340	13,298	13,040	12,949	12,786	12,653	12,645	12,173	11,933	11,713	11,269	11,493	11,484	11,469	11,048	11,023	10,833	10,775	10,073	10,076	10,650	10,845	10,809	10,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 4,058,591			3,758,231			3,382,565			3,541,535			3,446,835			3,249,253			3,137,210			2,844,355			2,540,418			2,622,958			2,415,692			2,247,982			2,096,164			2,197,455			2,637,031			2,779,642			2,532,065			2,526,829			2,328,093			2,198,128			1,933,411			1,766,118			1,449,737			1,817,186			1,666,545			1,643,195			1,576,250			1,382,667			1,604,408			1,493,554			1,442,119			1,452,139			1,362,381			1,303,991			1,265,254			1,193,338			1,149,318			1,104,799			1,077,472			1,064,969			1,000,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,292,953	19,613,020	19,208,720	18,791,153	17,885,414	16,812,170	16,912,825	17,951,758	18,271,343	17,707,677	18,215,520	17,113,754	17,234,173	16,873,390	16,482,694	16,246,265	15,725,790	15,018,570	15,686,048	15,198,817	14,420,111	14,221,775	13,552,734	12,395,090	12,702,089	13,328,477	13,565,783	13,114,788	12,285,080	12,228,125	12,078,461	11,708,096	11,993,488	11,239,911	11,933,842	11,321,382	10,480,818	11,549,460	12,010,624	10,987,274	11,991,569	12,009,824	13,185,155	12,754,743	13,114,626	13,898,211	13,357,173	13,538,789	12,660,324	13,269,863	12,896,605	12,634,146	12,325,308	12,267,076	11,640,463	11,216,012	10,900,120	10,990,639	10,544,848	9,433,935	9,667,054	10,033,766	9,347,674	8,830,590	8,639,537	8,206,548	7,248,687	8,352,459	9,095,737	9,085,930	8,830,906	8,509,326	8,332,726	8,190,752	8,343,569	8,215,976	7,677,017	8,199,526	7,881,249	7,746,388	7,492,696	6,913,336	7,606,074	7,454,373	8,022,039	7,991,693	7,725,493	7,467,769	7,419,788	7,235,104	7,210,597	7,378,062	7,659,259	7,260,696	7,180,646	6,968,145	6,811,907	6,669,871	6,649,073	6,519,955	6,474,746	6,393,155	6,326,272	6,322,277	6,086,674	5,966,692	5,856,664	5,634,530	5,746,589	5,742,045	5,734,426	5,523,993	5,511,512	5,416,656	5,387,359	5,036,511	5,038,240	5,324,845	5,422,396	5,404,543	5,000,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359	26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988	14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844	10,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 4,152,966			3,840,911			3,462,077			3,616,583			3,531,504			3,335,176			3,198,173			2,892,810			2,589,999			2,677,649			2,462,384			2,290,652			2,129,630			2,238,949			2,668,628			2,797,260			2,519,439			2,504,859			2,307,588			2,173,382			1,937,956			1,779,093			1,475,896			1,835,645			1,682,998			1,654,893			1,586,608			1,396,072			1,614,326			1,498,761			1,449,004			1,460,088			1,369,113			1,310,402			1,271,147			1,198,448			1,154,304			1,111,489			1,084,853			1,070,426			1,000,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,764,832	20,033,603	19,635,561	19,204,553	18,275,210	17,193,002	17,310,382	18,343,960	18,586,478	18,082,916	18,524,507	17,497,390	17,657,519	17,288,291	16,878,865	16,675,880	16,098,242	15,337,726	15,990,865	15,492,404	14,707,109	14,464,051	13,835,496	12,677,700	12,949,993	13,598,333	13,818,343	13,388,246	12,558,443	12,504,092	12,311,922	11,875,907	12,172,914	11,453,260	12,153,477	11,510,238	10,648,150	11,728,311	12,226,949	11,194,744	12,201,938	12,179,593	13,343,139	12,865,451	13,262,551	13,986,300	13,386,375	13,479,776	12,597,194	13,211,665	12,821,810	12,524,296	12,238,589	12,153,703	11,537,938	11,053,828	10,757,199	10,866,909	10,464,566	9,432,091	9,689,779	10,072,501	9,397,037	8,895,465	8,722,009	8,325,482	7,379,479	8,419,381	9,174,629	9,178,227	8,909,326	8,597,255	8,414,989	8,260,432	8,393,386	8,274,465	7,729,704	8,254,246	7,933,040	7,781,826	7,539,738	6,980,361	7,673,179	7,519,935	8,071,632	8,025,949	7,772,674	7,493,803	7,447,961	7,272,817	7,245,018	7,433,938	7,718,417	7,300,438	7,220,160	7,005,308	6,845,564	6,707,207	6,686,737	6,552,011	6,511,370	6,421,008	6,355,735	6,348,330	6,105,890	5,992,239	5,876,091	5,666,242	5,771,522	5,770,431	5,762,340	5,557,444	5,543,082	5,445,294	5,424,266	5,079,670	5,086,533	5,352,128	5,437,894	5,421,770	5,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,524	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,944,702			3,646,553			3,285,442			3,448,268			3,359,795			3,162,781			3,064,235			2,785,179			2,485,172			2,568,755			2,369,989			2,211,217			2,063,048			2,159,459			2,592,424			2,736,889			2,504,530			2,507,080			2,316,228			2,177,992			1,899,164			1,739,042			1,425,122			1,801,664			1,651,428			1,632,451			1,568,230			1,375,116			1,604,611			1,497,902			1,441,831			1,451,185			1,364,699			1,305,041			1,266,839			1,198,033			1,149,640			1,101,212			1,072,987			1,062,697			1,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,723,509	19,065,532	18,634,299	18,232,766	17,351,272	16,317,002	16,427,212	17,444,774	17,785,617	17,241,339	17,784,940	16,675,610	16,798,974	16,458,516	16,107,868	15,813,904	15,339,047	14,647,018	15,321,177	14,842,400	14,080,229	13,925,893	13,224,443	12,096,468	12,425,862	13,047,363	13,304,183	12,843,776	12,022,794	11,976,197	11,849,944	11,541,338	11,817,546	11,056,084	11,743,719	11,161,149	10,315,238	11,369,524	11,810,275	10,797,295	11,783,049	11,798,868	12,962,118	12,554,885	12,879,305	13,684,446	13,165,986	13,369,488	12,522,649	13,110,908	12,747,381	12,535,400	12,233,729	12,178,136	11,581,138	11,180,400	10,841,524	10,889,962	10,421,135	9,290,872	9,495,822	9,854,639	9,188,951	8,695,208	8,500,863	8,069,327	7,125,610	8,261,748	8,998,483	9,008,322	8,755,517	8,434,892	8,257,142	8,114,721	8,283,585	8,162,253	7,626,586	8,154,264	7,841,152	7,728,305	7,465,741	6,875,582	7,581,156	7,432,297	8,023,057	8,009,798	7,738,055	7,489,509	7,440,847	7,236,557	7,209,157	7,356,839	7,638,387	7,255,923	7,184,118	6,972,400	6,823,497	6,661,048	6,648,239	6,525,207	6,466,847	6,401,336	6,334,195	6,329,888	6,102,911	5,990,165	5,875,515	5,623,837	5,748,202	5,739,180	5,724,578	5,506,059	5,494,761	5,398,185	5,364,936	5,012,057	5,013,671	5,313,486	5,424,833	5,394,926	5,000,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,299	36,950	36,216	35,421	33,707	31,711	31,928	33,834	34,281	33,352	34,167	32,272	32,568	31,887	31,132	30,757	29,692	28,289	29,494	28,574	27,126	26,678	25,518	23,383	23,885	25,081	25,487	24,693	23,163	23,063	22,708	21,904	22,452	21,125	22,416	21,230	19,640	21,632	22,552	20,648	22,505	22,464	24,610	23,729	24,462	25,797	24,690	24,862	23,234	24,368	23,649	23,100	22,573	22,416	21,281	20,388	19,841	20,043	19,301	17,397	17,872	18,578	17,332	16,407	16,087	15,356	13,611	15,529	16,922	16,928	16,433	15,857	15,521	15,236	15,481	15,262	14,257	15,224	14,632	14,353	13,906	12,875	14,153	13,870	14,887	14,803	14,336	13,822	13,737	13,414	13,363	13,711	14,236	13,465	13,317	12,921	12,626	12,371	12,333	12,085	12,010	11,843	11,723	11,709	11,262	11,052	10,838	10,451	10,645	10,643	10,628	10,250	10,224	10,043	10,005	9,369	9,382	9,872	10,030
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,829,899			3,542,119			3,192,755			3,335,242			3,256,781			3,075,726			2,949,381			2,667,773			2,388,517			2,469,349			2,270,831			2,112,458			1,963,962			2,064,776			2,461,030			2,579,656			2,323,447			2,310,001			2,128,076			2,004,310			1,787,198			1,640,694			1,361,083			1,692,847			1,552,074			1,526,156			1,463,183			1,287,469			1,488,745			1,382,169			1,336,283			1,346,504			1,262,607			1,208,463			1,172,262			1,105,218			1,064,509			1,025,024			1,000,460			987,155
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,149,494	18,475,149	18,108,071	17,710,593	16,853,545	15,855,524	15,963,773	16,916,946	17,140,599	16,676,210	17,083,449	16,136,233	16,283,905	15,943,400	15,565,825	15,378,630	14,845,927	14,144,573	14,746,904	14,287,219	13,563,013	13,338,863	12,759,205	11,691,476	11,942,587	12,540,492	12,743,386	12,346,747	11,581,497	11,531,374	11,354,153	10,952,057	11,225,958	10,562,288	11,208,033	10,614,834	9,819,809	10,815,942	11,275,790	10,323,882	11,252,724	11,232,118	12,305,149	11,864,622	12,230,830	12,898,278	12,345,022	12,431,157	11,617,233	12,183,904	11,824,376	11,550,006	11,286,525	11,208,242	10,640,378	10,193,928	9,920,375	10,021,550	9,650,506	8,698,350	8,935,992	9,288,941	8,666,023	8,203,469	8,043,506	7,677,826	6,805,414	7,764,420	8,460,916	8,464,235	8,216,252	7,928,457	7,760,370	7,617,837	7,740,448	7,630,778	7,128,395	7,612,132	7,315,913	7,176,462	6,953,207	6,437,345	7,076,267	6,934,944	7,443,724	7,401,595	7,168,022	6,910,845	6,868,569	6,707,050	6,681,413	6,855,637	7,117,986	6,732,522	6,658,489	6,460,351	6,313,034	6,185,440	6,166,563	6,042,317	6,004,837	5,921,505	5,861,310	5,854,481	5,630,901	5,526,090	5,418,978	5,225,454	5,322,544	5,321,537	5,314,076	5,125,120	5,111,874	5,021,694	5,002,301	4,684,513	4,690,841	4,935,775	5,014,869
EATON VANCE Index: Calvert International Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert International Responsible Index
Account Value	$ 22,122	21,475	20,755	20,971	20,291	19,269	18,385	18,713	18,513	17,615	18,066	18,024	18,935	18,728	18,173	17,711	17,764	17,133	17,707	17,151	16,719	16,713	15,817	14,302	14,946	15,524	16,227	15,767	15,079	15,538	15,198	14,809	15,142	13,888	14,019	12,629	12,032	13,390	14,125	13,366	14,805	14,810	15,904	15,828	16,212	17,237	16,392	17,079	16,568	17,221	16,846	16,739	16,851	16,322	15,762	15,424	15,129	15,274	14,524	12,645	13,110	13,343	12,723	12,207	11,713	11,208	10,442	12,031	13,042	13,243	12,795	12,635	12,172	11,829	12,085	12,191	11,472	12,072	11,676	11,628	11,316	10,576	11,182	11,112	12,110	12,086	12,201	11,883	12,080	12,340	12,139	12,326	12,911	12,324	12,186	12,068	11,846	11,570	11,579	11,279	11,236	10,820	10,575	10,277	10,117	9,812	9,509	9,717	9,966	9,878	9,834	9,342	9,698	9,739	9,537	8,922	9,064	9,747	9,871
EATON VANCE Index: Calvert International Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert International Responsible Index
Account Value	$ 2,212,188			2,097,127			1,838,528			1,761,537			1,893,463			1,771,075			1,770,684			1,671,272			1,494,634			1,576,702			1,519,779			1,388,755			1,203,209			1,336,555			1,590,420			1,723,657			1,656,800			1,673,857			1,576,178			1,527,381			1,310,971			1,220,734			1,044,164			1,324,306			1,217,219			1,219,114			1,167,570			1,057,646			1,211,019			1,188,348			1,213,866			1,232,447			1,184,573			1,127,875			1,057,533			981,168			996,563			934,241			953,668			974,672
EATON VANCE Index: Calvert International Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert International Responsible Index
Account Value	$ 11,060,940	10,737,293	10,377,667	10,485,633	10,145,485	9,634,433	9,192,639	9,356,321	9,256,621	8,807,683	9,033,085	9,012,142	9,467,317	9,363,876	9,086,372	8,855,377	8,881,969	8,566,701	8,853,419	8,575,270	8,359,696	8,356,359	7,908,455	7,151,029	7,473,171	7,761,984	8,113,738	7,883,508	7,539,556	7,769,169	7,598,896	7,404,444	7,570,926	6,943,773	7,009,610	6,314,468	6,016,044	6,695,060	7,062,537	6,682,776	7,402,512	7,404,774	7,952,098	7,914,128	8,106,224	8,618,286	8,196,053	8,539,532	8,284,001	8,610,588	8,422,790	8,369,283	8,425,406	8,161,046	7,880,889	7,711,817	7,564,699	7,636,907	7,262,005	6,322,703	6,554,856	6,671,271	6,361,415	6,103,668	5,856,420	5,603,886	5,220,818	6,015,404	6,521,106	6,621,530	6,397,525	6,317,573	6,086,096	5,914,480	6,042,266	6,095,569	5,736,109	6,035,866	5,837,848	5,813,899	5,658,029	5,288,228	5,591,145	5,556,187	6,055,096	6,042,793	6,100,631	5,941,742	6,040,180	6,169,965	6,069,328	6,162,804	6,455,667	6,162,234	6,092,987	6,033,920	5,922,864	5,785,132	5,789,469	5,639,376	5,618,011	5,409,795	5,287,663	5,138,643	5,058,394	4,905,842	4,754,614	4,858,696	4,982,815	4,939,159	4,917,100	4,671,203	4,848,964	4,869,559	4,768,340	4,460,930	4,531,755	4,873,359	4,935,358
EATON VANCE Index: Calvert US Large-Cap Core Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index
Account Value	$ 40,918	39,708	38,910	38,131	36,293	34,105	34,237	36,587	37,411	36,347	37,395	35,064	35,371	34,583	33,875	33,388	32,238	30,803	32,175	31,184	29,629	29,201	27,682	25,144	25,863	27,312	27,801	26,929	25,170	24,925	24,767	24,036	24,556	22,880	24,423	23,096	21,425	23,577	24,621	22,406	24,362	24,476	27,144	26,419	27,191	29,191	28,169	28,477	26,576	27,917	27,072	26,395	25,680	25,666	24,352	23,607	22,997	23,147	22,155	19,906	20,333	21,014	19,520	18,363	17,871	16,893	14,929	16,926	18,357	18,287	17,782	17,071	16,684	16,410	16,754	16,409	15,300	16,344	15,680	15,450	14,877	13,713	15,087	14,691	15,897	15,848	15,198	14,591	14,547	14,230	14,254	14,582	15,057	14,264	14,142	13,720	13,427	13,153	13,125	12,899	12,831	12,658	12,526	12,496	12,023	11,744	11,544	11,098	11,337	11,325	11,279	10,813	10,877	10,682	10,636	9,953	9,958	10,577	10,833	10,806	10,000
EATON VANCE Index: Calvert US Large-Cap Core Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index
Account Value	$ 40,918	39,708	38,910	38,131	36,293	34,105	34,237	36,587	37,411	36,347	37,395	35,064	35,371	34,583	33,875	33,388	32,238	30,803	32,175	31,184	29,629	29,201	27,682	25,144	25,863	27,312	27,801	26,929	25,170	24,925	24,767	24,036	24,556	22,880	24,423	23,096	21,425	23,577	24,621	22,406	24,362	24,476	27,144	26,419	27,191	29,191	28,169	28,477	26,576	27,917	27,072	26,395	25,680	25,666	24,352	23,607	22,997	23,147	22,155	19,906	20,333	21,014	19,520	18,363	17,871	16,893	14,929	16,926	18,357	18,287	17,782	17,071	16,684	16,410	16,754	16,409	15,300	16,344	15,680	15,450	14,877	13,713	15,087	14,691	15,897	15,848	15,198	14,591	14,547	14,230	14,254	14,582	15,057	14,264	14,142	13,720	13,427	13,153	13,125	12,899	12,831	12,658	12,526	12,496	12,023	11,744	11,544	11,098	11,337	11,325	11,279	10,813	10,877	10,682	10,636	9,953	9,958	10,577	10,833	10,806	10,000
EATON VANCE Index: Calvert US Large-Cap Core Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index
Account Value	$ 4,091,839			3,813,105			3,423,690			3,634,704			3,537,053			3,338,773			3,217,451			2,920,117			2,586,322			2,692,885			2,476,651			2,287,960			2,142,469			2,240,606			2,714,433			2,919,114			2,657,594			2,639,450			2,435,236			2,314,659			2,033,259			1,836,278			1,492,949			1,828,744			1,668,439			1,640,872			1,568,006			1,371,264			1,589,671			1,459,148			1,425,395			1,426,394			1,342,695			1,289,920			1,252,639			1,174,359			1,133,732			1,081,261			1,063,558			1,057,713			1,000,000
EATON VANCE Index: Calvert US Large-Cap Core Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Core Responsible Index
Account Value	$ 20,459,197	19,853,942	19,455,116	19,065,523	18,146,408	17,052,654	17,118,448	18,293,722	18,705,441	18,173,520	18,697,563	17,531,983	17,685,266	17,291,611	16,937,530	16,693,865	16,118,922	15,401,621	16,087,256	15,592,232	14,814,707	14,600,585	13,841,216	12,572,144	12,931,611	13,655,959	13,900,547	13,464,424	12,584,946	12,462,252	12,383,256	12,017,758	12,278,103	11,439,800	12,211,663	11,548,246	10,712,343	11,788,649	12,310,477	11,203,028	12,181,012	12,237,851	13,572,163	13,209,588	13,595,274	14,595,569	14,084,635	14,238,410	13,287,969	13,958,432	13,535,881	13,197,248	12,839,782	12,833,135	12,176,181	11,803,605	11,498,393	11,573,296	11,077,656	9,952,851	10,166,297	10,507,176	9,760,055	9,181,389	8,935,292	8,446,639	7,464,746	8,462,887	9,178,527	9,143,722	8,891,040	8,535,359	8,342,193	8,204,974	8,377,214	8,204,358	7,650,096	8,171,862	7,840,030	7,724,875	7,438,281	6,856,322	7,543,527	7,345,622	7,948,353	7,923,950	7,599,227	7,295,738	7,273,673	7,115,159	7,126,976	7,291,029	7,528,386	7,131,969	7,071,098	6,860,237	6,713,473	6,576,489	6,562,271	6,449,598	6,415,474	6,328,867	6,263,194	6,247,802	6,011,408	5,871,797	5,772,134	5,548,942	5,668,658	5,662,495	5,639,388	5,406,305	5,438,255	5,341,181	5,317,792	4,976,369	4,979,127	5,288,563	5,416,304	5,403,145	5,000,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 56,146	53,314	52,724	50,806	47,761	43,879	43,115	47,081	48,836	47,888	47,469	44,578	44,726	43,494	42,606	43,344	40,606	38,312	40,009	39,317	36,806	35,910	34,387	31,007	31,455	33,264	33,566	32,472	30,393	29,068	28,784	26,943	27,266	25,169	27,255	26,067	24,628	27,280	28,613	25,547	27,744	28,405	32,306	31,090	32,469	35,517	34,782	34,571	31,815	33,702	32,488	31,451	29,595	30,010	28,098	27,623	27,630	27,836	26,612	24,140	24,989	26,222	23,770	22,071	21,150	19,820	17,265	19,149	20,548	20,099	19,510	18,682	18,169	18,167	18,307	17,903	16,752	17,882	17,109	16,636	16,061	14,736	16,123	15,953	17,520	17,423	16,519	16,048	15,895	15,228	15,175	15,603	16,023	14,963	14,847	14,410	13,872	13,694	13,447	13,099	13,134	12,801	12,515	12,372	11,878	11,491	11,351	11,109	11,376	11,335	11,391	10,878	10,921	10,713	10,811	10,128	10,133	10,732	10,892	10,861	10,000
EATON VANCE Index: Calvert U.S. Large Cap Growth Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Growth Responsible Index
Account Value	$ 49,769	48,007	47,480	46,094	43,696	40,689	40,469	43,694	45,174	44,335	44,747	42,097	42,504	41,485	40,713	40,785	38,733	36,793	38,365	37,503	35,383	34,659	33,036	29,845	30,582	32,462	32,758	31,841	29,768	28,770	28,569	26,844	27,340	25,298	27,231	25,877	24,399	26,888	28,344	25,373	27,507	27,955	31,619	30,531	31,581	34,549	33,648	33,686	31,118	32,847	31,770	30,690	29,119	29,481	27,797	27,390	27,125	27,274	26,003	23,582	24,303	25,361	23,218	21,644	20,790	19,457	16,995	18,787	20,087	19,607	19,022	18,220	17,761	17,733	17,887	17,500	16,286	17,430	16,767	16,291	15,592	14,439	15,723	15,405	16,900	16,772	15,869	15,293	15,146	14,521	14,559	14,939	15,297	14,295	14,218	13,848	13,418	13,251	13,081	12,808	12,781	12,489	12,180	12,053	11,607	11,189	11,087	10,891	11,233	11,221	11,243	10,702	10,841	10,605	10,671	10,002	10,021	10,694	10,911	10,874	10,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 5,614,587			5,080,619			4,311,508			4,788,844			4,472,608			4,334,377			4,000,912			3,591,016			3,145,513			3,247,158			2,878,426			2,516,865			2,462,795			2,554,674			3,230,610			3,551,728			3,181,487			3,145,120			2,809,784			2,783,561			2,498,864			2,207,141			1,726,509			2,009,893			1,816,929			1,790,298			1,710,917			1,473,641			1,751,989			1,604,818			1,517,467			1,496,290			1,387,205			1,309,932			1,251,485			1,149,114			1,137,606			1,087,775			1,081,133			1,073,171			1,000,000
EATON VANCE Index: Calvert U.S. Large Cap Growth Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Growth Responsible Index
Account Value	$ 4,976,883			4,609,361			4,046,886			4,433,546			4,250,389			4,078,477			3,836,506			3,465,881			3,058,215			3,184,137			2,856,945			2,529,844			2,439,884			2,537,276			3,161,917			3,454,928			3,111,764			3,069,016			2,779,740			2,727,445			2,430,315			2,164,380			1,699,516			1,960,655			1,776,067			1,749,976			1,676,722			1,443,867			1,690,045			1,529,251			1,455,861			1,429,459			1,341,770			1,280,821			1,218,018			1,118,905			1,123,270			1,070,220			1,067,089			1,069,430			1,000,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 28,072,934	26,656,840	26,362,116	25,403,094	23,880,546	21,939,340	21,557,539	23,540,588	24,417,844	23,944,221	23,734,711	22,289,034	22,363,039	21,746,937	21,303,235	21,671,883	20,302,831	19,156,050	20,004,559	19,658,487	18,402,911	17,955,082	17,193,711	15,503,643	15,727,565	16,632,082	16,782,772	16,235,792	15,196,567	14,534,126	14,392,131	13,471,286	13,633,199	12,584,327	13,627,612	13,033,705	12,313,973	13,639,994	14,306,446	12,773,372	13,872,209	14,202,380	16,153,050	15,544,967	16,234,504	17,758,640	17,390,947	17,285,264	15,907,433	16,851,198	16,243,858	15,725,601	14,797,254	15,004,790	14,048,921	13,811,634	13,814,831	13,917,807	13,305,855	12,069,987	12,494,318	13,111,199	11,884,783	11,035,706	10,575,208	9,909,914	8,632,547	9,574,437	10,274,123	10,049,466	9,755,142	9,340,757	9,084,646	9,083,519	9,153,624	8,951,492	8,376,239	8,941,078	8,554,583	8,317,832	8,030,503	7,368,203	8,061,293	7,976,569	8,759,944	8,711,256	8,259,649	8,024,090	7,947,567	7,613,842	7,587,335	7,801,270	8,011,334	7,481,452	7,423,658	7,204,778	6,936,027	6,847,002	6,723,747	6,549,662	6,566,963	6,400,532	6,257,424	6,185,876	5,939,188	5,745,570	5,675,315	5,554,460	5,688,032	5,667,301	5,695,598	5,438,873	5,460,318	5,356,302	5,405,665	5,064,132	5,066,294	5,365,856	5,445,772	5,430,529	5,000,000
EATON VANCE Index: Calvert U.S. Large Cap Growth Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Growth Responsible Index
Account Value	$ 24,884,417	24,003,423	23,739,875	23,046,804	21,848,184	20,344,468	20,234,432	21,847,073	22,586,922	22,167,732	22,373,281	21,048,609	21,251,947	20,742,597	20,356,433	20,392,386	19,366,322	18,396,470	19,182,528	18,751,589	17,691,647	17,329,405	16,518,213	14,922,486	15,291,073	16,231,017	16,378,910	15,920,683	14,884,014	14,384,785	14,284,723	13,422,041	13,670,167	12,649,222	13,615,673	12,938,586	12,199,419	13,443,815	14,172,011	12,686,382	13,753,262	13,977,289	15,809,584	15,265,651	15,790,365	17,274,638	16,823,969	16,842,781	15,558,822	16,423,319	15,885,163	15,345,081	14,559,414	14,740,614	13,898,701	13,695,118	13,562,350	13,637,224	13,001,530	11,791,239	12,151,575	12,680,474	11,609,098	10,821,902	10,395,102	9,728,405	8,497,579	9,393,292	10,043,695	9,803,277	9,510,794	9,109,776	8,880,334	8,866,548	8,943,392	8,749,881	8,143,050	8,715,057	8,383,611	8,145,249	7,796,192	7,219,335	7,861,268	7,702,343	8,450,224	8,386,111	7,934,414	7,646,257	7,572,901	7,260,353	7,279,307	7,469,624	7,648,684	7,147,296	7,109,019	6,924,223	6,708,848	6,625,370	6,540,371	6,404,106	6,390,718	6,244,488	6,090,088	6,026,733	5,803,746	5,594,526	5,543,601	5,445,525	5,616,351	5,610,386	5,621,658	5,351,098	5,420,351	5,302,662	5,335,445	5,001,193	5,010,373	5,347,151	5,455,708	5,437,224	5,000,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 27,692	27,284	26,442	26,291	25,422	24,559	25,331	26,055	25,949	24,802	26,622	25,024	25,303	24,956	24,304	23,122	23,342	22,625	23,634	22,509	21,708	21,686	20,548	19,106	19,805	20,600	21,171	20,452	19,178	19,947	19,651	19,742	20,464	19,456	20,273	19,080	17,306	18,969	19,552	18,336	20,091	19,708	20,886	20,313	20,552	21,042	19,793	20,516	19,525	20,229	19,835	19,678	19,906	19,452	18,704	17,664	16,658	16,812	16,191	14,271	14,461	14,826	14,237	13,695	13,787	13,330	11,983	14,453	16,003	16,355	15,917	15,439	15,227	14,702	15,147	15,023	14,017	14,980	14,467	14,375	13,930	12,924	14,297	13,883	14,641	14,612	14,399	13,851	13,817	13,735	13,690	13,935	14,634	14,089	13,886	13,474	13,377	12,992	13,145	12,973	12,764	12,776	12,800	12,932	12,484	12,395	12,093	11,440	11,620	11,644	11,555	11,229	11,132	10,962	10,737	10,015	10,018	10,564	10,796	10,755	10,000
EATON VANCE Index: Calvert U.S. Large Cap Value Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Value Responsible Index
Account Value	$ 28,561	28,094	26,949	27,067	26,032	25,002	25,622	26,740	26,659	25,339	27,269	25,426	25,629	25,135	24,495	23,209	23,487	22,756	23,917	22,689	21,988	22,026	20,585	18,948	19,691	20,525	21,338	20,494	19,145	20,008	19,918	20,719	21,282	20,024	21,071	19,780	17,798	19,538	20,004	18,811	20,578	20,298	21,714	21,465	21,851	22,615	21,416	22,087	21,024	21,858	21,315	21,183	21,561	21,071	20,219	19,057	17,972	18,106	17,449	15,346	15,367	15,565	14,862	14,253	14,167	13,620	12,251	14,583	16,170	16,611	16,212	15,582	15,295	14,706	15,344	15,046	14,076	15,046	14,340	14,465	14,022	12,787	14,321	13,848	14,748	14,822	14,476	13,877	13,957	13,950	13,948	14,222	14,826	14,249	14,083	13,588	13,457	13,052	13,193	13,018	12,902	12,849	12,887	12,951	12,457	12,314	12,019	11,301	11,429	11,416	11,294	10,909	10,906	10,754	10,594	9,895	9,887	10,458	10,756	10,738	10,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 2,769,181			2,629,058			2,533,126			2,480,156			2,530,278			2,312,237			2,363,428			2,168,569			1,980,472			2,045,200			1,965,130			1,945,556			1,730,603			1,833,605			2,088,644			2,104,165			1,952,456			1,967,804			1,870,391			1,681,175			1,446,136			1,369,541			1,198,297			1,635,453			1,522,651			1,502,287			1,446,670			1,292,426			1,464,079			1,385,079			1,368,984			1,408,904			1,337,663			1,297,255			1,280,044			1,239,528			1,161,951			1,122,866			1,073,659			1,056,352			1,000,000
EATON VANCE Index: Calvert U.S. Large Cap Value Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Value Responsible Index
Account Value	$ 2,856,056			2,706,736			2,562,235			2,533,851			2,562,892			2,320,940			2,391,741			2,202,564			1,969,122			2,049,433			1,991,817			2,002,409			1,779,828			1,881,080			2,171,409			2,261,461			2,102,423			2,118,339			2,021,898			1,810,594			1,536,651			1,425,346			1,225,056			1,661,078			1,529,511			1,504,566			1,434,000			1,278,738			1,474,793			1,387,748			1,394,754			1,424,902			1,345,667			1,301,755			1,288,744			1,231,358			1,142,855			1,090,883			1,059,423			1,045,806			1,000,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 13,845,903	13,642,121	13,220,768	13,145,290	12,710,798	12,279,598	12,665,629	13,027,430	12,974,747	12,400,778	13,311,161	12,512,151	12,651,390	12,478,194	12,152,211	11,561,183	11,670,966	11,312,365	11,817,140	11,254,476	10,854,072	10,842,846	10,273,755	9,552,983	9,902,360	10,299,824	10,585,598	10,226,002	9,589,030	9,973,695	9,825,652	9,871,111	10,231,875	9,727,779	10,136,394	9,540,211	8,653,016	9,484,702	9,775,982	9,168,026	10,045,742	9,854,181	10,443,218	10,156,509	10,275,752	10,520,823	9,896,490	10,257,982	9,762,278	10,114,337	9,917,657	9,839,020	9,952,997	9,725,951	9,351,954	8,832,229	8,328,891	8,405,873	8,095,496	7,135,651	7,230,681	7,412,763	7,118,417	6,847,703	6,893,459	6,665,058	5,991,485	7,226,444	8,001,344	8,177,265	7,958,337	7,719,673	7,613,256	7,350,991	7,573,696	7,511,434	7,008,344	7,489,924	7,233,348	7,187,651	6,965,105	6,462,129	7,148,571	6,941,337	7,320,396	7,305,907	7,199,496	6,925,393	6,908,284	6,867,517	6,844,921	6,967,486	7,316,875	7,044,522	6,943,170	6,736,877	6,688,315	6,495,921	6,572,480	6,486,274	6,381,946	6,388,208	6,400,218	6,466,087	6,241,795	6,197,642	6,046,526	5,719,840	5,809,756	5,821,890	5,777,344	5,614,329	5,566,196	5,481,064	5,368,295	5,007,574	5,008,839	5,281,761	5,397,845	5,377,265	5,000,000
EATON VANCE Index: Calvert U.S. Large Cap Value Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Large-Cap Value Responsible Index
Account Value	$ 14,280,280	14,046,841	13,474,441	13,533,682	13,015,973	12,501,065	12,811,176	13,369,889	13,329,386	12,669,255	13,634,619	12,712,752	12,814,460	12,567,552	12,247,649	11,604,700	11,743,746	11,378,040	11,958,703	11,344,509	10,993,763	11,012,818	10,292,456	9,474,176	9,845,610	10,262,499	10,668,960	10,247,165	9,572,559	10,004,227	9,959,083	10,359,345	10,640,925	10,012,044	10,535,484	9,890,152	8,899,139	9,769,147	10,002,209	9,405,402	10,289,011	10,148,995	10,857,044	10,732,300	10,925,413	11,307,303	10,708,197	11,043,606	10,512,117	10,929,217	10,657,670	10,591,696	10,780,383	10,535,397	10,109,490	9,528,411	8,986,224	9,052,969	8,724,688	7,673,160	7,683,255	7,782,371	7,431,184	7,126,730	7,083,596	6,810,056	6,125,280	7,291,409	8,085,100	8,305,389	8,106,168	7,790,754	7,647,555	7,353,092	7,671,899	7,522,830	7,037,829	7,522,939	7,170,000	7,232,383	7,011,159	6,393,688	7,160,589	6,924,112	7,373,966	7,410,789	7,237,918	6,938,738	6,978,604	6,975,170	6,973,770	7,111,234	7,413,190	7,124,511	7,041,451	6,793,966	6,728,336	6,525,946	6,596,468	6,508,773	6,451,209	6,424,570	6,443,719	6,475,508	6,228,563	6,156,788	6,009,741	5,650,372	5,714,274	5,707,926	5,646,806	5,454,414	5,452,841	5,376,809	5,297,117	4,947,258	4,943,359	5,229,029	5,378,188	$ 5,369,039	$ 5,000,000
EATON VANCE Index: Russell Midcap
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 27,685	27,441	26,772	26,284	25,338	23,968	24,218	25,395	26,138	25,072	26,969	24,783	24,917	24,375	23,891	22,815	22,967	22,331	23,606	22,624	21,427	21,736	20,177	18,304	19,267	20,286	21,015	20,213	18,656	19,192	19,294	19,595	20,082	18,542	19,602	18,490	16,983	18,718	19,324	17,588	19,538	19,522	21,152	20,624	20,773	22,425	21,545	22,322	21,069	21,975	21,430	21,266	20,958	20,791	19,783	19,261	18,245	18,294	17,475	15,353	15,256	15,559	15,030	14,196	13,945	13,029	11,393	14,151	15,497	15,622	15,272	14,745	14,591	14,310	14,729	14,522	13,588	14,477	13,946	13,828	13,258	11,967	13,285	12,966	14,141	14,232	13,803	13,468	13,376	13,079	13,099	13,090	13,654	13,159	13,038	12,613	12,406	12,072	12,167	11,990	11,872	11,764	11,674	11,693	11,371	11,103	10,978	10,417	10,758	10,736	10,763	10,293	10,247	10,081	9,976	9,221	9,118	9,757	10,025
EATON VANCE Index: Calvert US Mid-Cap Core Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Mid-Cap Core Responsible Index
Account Value	$ 27,631	27,382	26,739	26,307	25,485	24,126	24,489	25,892	26,682	25,580	27,465	25,425	25,763	25,181	24,750	23,532	23,708	23,104	24,596	23,630	22,340	22,676	20,895	18,948	20,113	21,251	22,116	21,413	19,729	20,256	20,508	20,881	21,354	19,648	20,714	19,510	17,957	19,694	20,370	18,538	20,354	20,423	22,299	22,053	22,285	24,280	23,352	24,033	22,718	23,774	23,134	22,823	22,639	22,566	21,523	21,032	19,995	19,957	18,984	16,720	16,442	16,652	16,022	15,151	14,829	13,708	12,017	14,561	15,897	16,086	15,793	15,061	14,840	14,584	15,224	14,971	13,895	14,918	14,263	14,291	13,585	12,236	13,677	13,299	14,602	14,681	14,086	13,697	13,643	13,398	13,513	13,594	14,079	13,430	13,303	12,881	12,664	12,284	12,422	12,292	12,201	12,090	11,983	11,963	11,580	11,235	11,123	10,443	10,739	10,687	10,646	10,193	10,228	10,047	9,931	9,208	9,055	9,709	9,978
EATON VANCE Index: Russell Midcap
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 2,768,478			2,628,439			2,421,815			2,507,162			2,491,711			2,281,525			2,360,563			2,173,645			1,926,656			2,021,277			1,929,418			1,854,215			1,698,302			1,758,787			2,115,175			2,242,508			2,106,918			2,126,610			1,978,256			1,829,364			1,525,560			1,419,644			1,139,302			1,562,212			1,459,135			1,452,171			1,394,606			1,196,713			1,414,091			1,346,783			1,309,858			1,315,910			1,240,645			1,198,996			1,167,449			1,110,306			1,075,799			1,029,324			997,579			975,679
EATON VANCE Index: Calvert US Mid-Cap Core Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Mid-Cap Core Responsible Index
Account Value	$ 2,763,103			2,630,726			2,448,861			2,557,959			2,576,325			2,353,221			2,459,569			2,267,635			2,011,314			2,141,346			2,050,766			1,964,787			1,795,725			1,853,812			2,229,913			2,427,954			2,271,792			2,282,255			2,152,312			1,995,708			1,644,200			1,515,054			1,201,733			1,608,637			1,483,994			1,497,107			1,426,312			1,223,594			1,460,155			1,369,672			1,351,283			1,343,011			1,266,356			1,229,214			1,198,309			1,123,519			1,073,911			1,019,286			993,081			970,862
EATON VANCE Index: Russell Midcap
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 13,842,389	13,720,427	13,386,053	13,142,196	12,669,165	11,984,119	12,109,074	12,697,539	13,069,136	12,535,810	13,484,614	12,391,449	12,458,556	12,187,302	11,945,263	11,407,625	11,483,693	11,165,250	11,802,815	11,312,017	10,713,467	10,868,223	10,088,436	9,152,101	9,633,279	10,142,848	10,507,283	10,106,383	9,328,015	9,596,138	9,647,089	9,797,435	10,040,974	9,271,077	9,800,762	9,245,159	8,491,511	9,358,893	9,662,017	8,793,933	9,768,950	9,761,173	10,575,873	10,311,806	10,386,504	11,212,542	10,772,547	11,161,181	10,534,588	10,987,250	10,714,851	10,633,048	10,478,815	10,395,389	9,891,279	9,630,682	9,122,628	9,146,819	8,737,470	7,676,430	7,627,802	7,779,255	7,515,032	7,098,221	6,972,604	6,514,628	5,696,508	7,075,406	7,748,447	7,811,060	7,635,871	7,372,390	7,295,674	7,154,771	7,364,534	7,260,857	6,794,181	7,238,363	6,973,031	6,913,767	6,629,026	5,983,565	6,642,354	6,483,009	7,070,453	7,116,056	6,901,682	6,733,913	6,687,748	6,539,320	6,549,289	6,545,230	6,827,241	6,579,548	6,518,942	6,306,737	6,203,224	6,035,974	6,083,250	5,994,982	5,935,936	5,882,209	5,837,246	5,846,384	5,685,500	5,551,529	5,489,182	5,208,304	5,378,995	5,368,150	5,381,593	5,146,621	5,123,286	5,040,622	4,987,894	4,610,283	4,558,755	4,878,393	5,012,741
EATON VANCE Index: Calvert US Mid-Cap Core Responsible Index
Account Value [Line Items]
Line Graph and Table Measure Name	Calvert US Mid-Cap Core Responsible Index
Account Value	$ 13,815,517	$ 13,691,003	$ 13,369,549	$ 13,153,628	$ 12,742,658	$ 12,063,130	$ 12,244,307	$ 12,946,106	$ 13,340,898	$ 12,789,797	$ 13,732,308	$ 12,712,377	$ 12,881,623	$ 12,590,278	$ 12,375,039	$ 11,766,106	$ 11,853,879	$ 11,551,808	$ 12,297,846	$ 11,815,223	$ 11,170,007	$ 11,338,174	$ 10,447,660	$ 9,473,874	$ 10,056,570	$ 10,625,389	$ 11,058,001	$ 10,706,731	$ 9,864,616	$ 10,128,085	$ 10,253,830	$ 10,440,541	$ 10,677,062	$ 9,823,934	$ 10,357,227	$ 9,754,748	$ 8,978,624	$ 9,846,861	$ 10,185,183	$ 9,269,060	$ 10,177,052	$ 10,211,726	$ 11,149,563	$ 11,026,647	$ 11,142,574	$ 12,139,770	$ 11,675,785	$ 12,016,248	$ 11,358,958	$ 11,887,068	$ 11,567,113	$ 11,411,274	$ 11,319,430	$ 11,282,880	$ 10,761,560	$ 10,516,204	$ 9,997,584	$ 9,978,542	$ 9,492,227	$ 8,360,125	$ 8,220,998	$ 8,326,018	$ 8,010,769	$ 7,575,268	$ 7,414,411	$ 6,853,930	$ 6,008,666	$ 7,280,633	$ 7,948,462	$ 8,043,186	$ 7,896,611	$ 7,530,733	$ 7,419,971	$ 7,292,188	$ 7,611,895	$ 7,485,533	$ 6,947,313	$ 7,458,842	$ 7,131,559	$ 7,145,306	$ 6,792,575	$ 6,117,972	$ 6,838,300	$ 6,649,271	$ 7,300,774	$ 7,340,621	$ 7,043,198	$ 6,848,362	$ 6,821,402	$ 6,698,945	$ 6,756,415	$ 6,797,223	$ 7,039,612	$ 6,715,057	$ 6,651,644	$ 6,440,373	$ 6,331,779	$ 6,141,756	$ 6,211,032	$ 6,146,070	$ 6,100,556	$ 6,044,928	$ 5,991,544	$ 5,981,674	$ 5,789,948	$ 5,617,593	$ 5,561,284	$ 5,221,536	$ 5,369,553	$ 5,343,684	$ 5,323,094	$ 5,096,428	$ 5,113,811	$ 5,023,516	$ 4,965,404	$ 4,604,129	$ 4,527,660	$ 4,854,310	$ 4,989,073